INCOME TAX	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [abstract]
INCOME TAX

NOTE 19 – INCOME TAX

19.1 Components of the income tax expense:

The income tax expense for the years ended on December 31, 2024, 2023 and 2022 comprises the following:

		December 31,		December 31,		December 31,
		2024		2023		2022
Current period income tax	Ps.	998,582	Ps.	1,017,411	Ps.	822,758
Income tax surcharge		40,793		27,627		15,625
Prior years adjustments		(12,630)		(20,491)		(35,553)
Subtotal current period taxes	Ps.	1,026,745	Ps.	1,024,547	Ps.	802,830
Adjustment due to settlement of uncertain tax positions from prior years		(3,535)		(772)		(6,802)
Deferred taxes
Deferred taxes current period		(86,336)		286,824		1,467,519
Deferred taxes - Prior years adjustments		9,553		(165)		7,857
Subtotal deferred taxes	Ps.	(76,783)	Ps.	286,659	Ps.	1,475,376
Total income tax	Ps.	946,427	Ps.	1,310,434	Ps.	2,271,404

19.2 Reconciliation of the Nominal Tax Rate and the Effective tax Rate

The tax rules in relation to the income tax applicable during the years 2024, 2023 and 2022, among other things, establish the following:

In Colombia

●	Financial entities in Colombia that obtain taxable income more than 120,000 UVT (Unidades de Valor Tributario) during the year, determine their income tax at the income tax rate of 35% in addition a 5% surtax rate in the years 2023 and 2024, and at the income tax rate of 35% in addition a 3% surtax rate in the year 2022. The individual value of the UVT is Ps. 47,065 pesos for the year 2024, Ps. 42,412 pesos for the year 2023 and Ps. 38,004 pesos for the year 2022.
●	The income tax rate applicable to corporations continues to be 35% for the year 2025 and subsequent years and the income surtax applicable to financial institutions with taxable income equal to or greater than 120,000 UVT in the period is 5% for the years 2025, 2026 and 2027.
●	Taxable income for occasional Gains are taxed at 15% in years 2024 and 2023.
●	Gains of the entities that belong to the special free zone regime in Colombia is taxed at 20%.
●	Starting in the year 2023 and subsequent years, there is the possibility of taking as a deduction in income tax 100% of the industry and commerce tax (ICA) paid in the taxable period.
●	Starting in the year 2023 the withholding tax rate for dividends received by national companies that do not constitute income or occasional profit is 10%. This withholding will be transferable to the resident individual or to the foreign investor.
●	Dividends declared against profits of 2016 and prior years will keep the treatment in effect at that time, and those corresponding to profits obtained as of 2017 that are declared as from 2023, will be governed by the rates provided in Law 2277 of December 2022.
●	Tax loss carry forwards incurred since 2017 may be offset against company taxable income over the following twelve years. Tax loss carry forwards incurred prior to 2017 may be offset on the same terms applicable as of December 31, 2016, but they may not be fiscally readjusted.
●	The excess of presumptive income determined as from the year 2017 may be offset with the ordinary net income obtained by the companies within the following 5 years. Until 2020 presumptive income existed in Colombia and as a consequence, the excess of presumptive income generated in 2020 will be the last ones subject to compensation in the following years.
●	For the determination of income current tax as from January 1, 2017, the value of assets, liabilities, equity, income, costs and expenses, will apply the recognition and measurement systems, in accordance with the technical accounting regulatory frameworks in Colombia when the tax law expressly refers to them and in the cases in which it does not regulate the matter. The tax law may expressly provide for a different treatment.
●	By Law 2294 of 2023, the audit benefit was extended for the years 2024, 2025 and 2026 for taxpayers that increase their net income tax of the taxable year in relation to the net income tax of the immediately preceding year by at least 35% and 25%, with which the income tax return will become final within 6 or 12 months following the date of its filing, respectively.
●	With the Law of 2010 of 2019, the term of finality of the income tax return of taxpayers that determine or compensate tax losses or are subject to the transfer pricing regime, will be 5 years.

In other countries

Grupo Aval international presence through its subsidiaries includes participation in jurisdictions such as Panama, Peru and Barbados. Subsidiaries with a local license in Panama are taxed at the rate of 25%, while companies liable for income tax in Peru are taxed at the rate of 29.5% as of 2017. In Barbados they are taxed at the rate of 4.25% starting in 2022.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2024, 2023 and 2022:

		December 31,		December 31,		December 31,
		2024		2023		2022
Profit before income tax	Ps.	3,137,904	Ps.	3,487,550	Ps.	6,274,371
Enacted tax rate in Colombia		40%		40%		38%
Theoretical income tax expense		1,255,162		1,395,020		2,384,261
Nondeductible expenses		722,100		872,723		465,986
Generation (offset) of tax losses considered non recoverable for income tax purpose (1)		(140,284)		71,741		192,470
(Offset) of presumptive income considered non recoverable for income tax purpose		(518)		(23)		(7,666)
Nontaxable dividends		(59,381)		(47,242)		(40,420)
Nontaxable income under equity method in associates		(151,358)		(150,626)		(141,655)
Profit on sales or appraisal of investment		(19,997)		(5,009)		(439)
Nontaxable interest income and other income		(113,805)		(274,758)		(281,715)
Other nontaxable income		(312,417)		(182,121)		(578,592)
Non-accountable tax revenues in sale of BHI		—		114,201		543,879
Revenues taxable at different tax rate		23,593		47,139		9,218
Tax benefits in the acquisition of property and equipment		(45,247)		(32,493)		(34,018)
Tax Discounts		(8,465)		(25,086)		(80,804)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate (2)		(202,994)		(246,999)		(188,701)
Effect on the deferred income tax due to changes in tax rates (3)		59,802		(176,764)		56,129
Prior year adjustments		(12,630)		(20,491)		(35,553)
Adjustments due to uncertain tax positions in previous year		(3,535)		(772)		(6,802)
Deferred taxes - Prior years adjustments		9,553		(165)		7,857
With holding tax		11,957		9,479		654
Other		(65,109)		(37,320)		7,315
Total tax expense of the year	Ps.	946,427	Ps.	1,310,434	Ps.	2,271,404
Effective income tax rate		30.16%		37.57%		36.20%

(1)    Corficolombiana and its subsidiaries used tax losses on which no deferred tax asset was recorded for Ps. (140,284) in 2024 and recorded new tax losses for Ps. 71,741 in 2023 and 192,470 in 2022. These tax loss carryforwards are not deferred tax assets because there is no certainty of their recoverability in the future.

(2)    The variation is explained because Corficolombiana consolidates companies of the real sector that are taxed at the 35% rate (no income surtax is applied), companies that have stabilized the income rate at 33% due to the validity of a legal stability contract, companies resident in Peru that are taxed at 29.5% and companies that apply special regimes such as free trade zones and hotel income. The variation is also explained by the fact that Banco Occidente consolidates its subsidiaries Nexa and Barbados at different tax rates.

(3)    In 2023 corresponds to the effect of the difference between the rate applied in the calculation of the deferred tax and the statutory rate for the period. The greatest impact is mainly recorded by Corficolombiana with Ps. (87,085), explained by the recalculation of the deferred tax liability of the concessions, Banco Popular for Ps. (57,700), explained by the calculation of the deferred tax at the 35% rate, Banco Occidente for Ps. (36,523), explained by the differences in rates of its subsidiaries Nexa and Barbados and other entities for Ps 4,544.

19.3 Tax Losses and excess of Presumptive Income:

The following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval that have not been utilized, and which are not recognized as deferred tax assets, as of December 31, 2024, and 2023.

		December 31,		December 31,
		2024		2023
Tax loss carry forwards expiring on:
December 31, 2024		—		4,902
December 31, 2025		2,075		2,179
December 31, 2026		5,715		5,908
December 31, 2027		1,290		—
December 31, 2029		66,673		173,448
December 31, 2030		274,281		289,982
December 31, 2031		213,111		248,444
December 31, 2032		1,066		169,572
December 31, 2033		9,962		37,969
December 31, 2034		236,661		262,578
December 31, 2035		343,339		383,897
December 31, 2036		27,314		—
Without expiration date		427,839		414,318
Subtotal	Ps.	1,609,326	Ps.	1,993,197

Excess of presumptive income expiring on:
December 31, 2024		—		26,883
December 31, 2025		484		7,642
Subtotal	Ps.	484	Ps.	34,525
Total	Ps.	1,609,810	Ps.	2,027,722

19.4 Deferred Taxes from Investments in Subsidiaries:

According with IAS 12, Grupo Aval did not record deferred income tax liabilities related to temporary differences of investments in subsidiaries because: i) Grupo Aval has control over the subsidiaries and the dividend policy of its subsidiaries and it can decide about the reversal of such temporary differences; and ii) Grupo Aval does not expect their realization in the short term; therefore, it is probable that such temporary differences will not be reversed in the foreseeable future. As of December 31, 2024 and 2023, Grupo Aval did not record deferred tax liabilities related to taxable temporary differences of investments in subsidiaries of Ps. 7,653,035 and Ps. 8,955,318, respectively.

19.5 Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2024, 2023 and 2022, based on current tax regulations as references for the years wherein such temporary differences will be reverted.

Year ended on December 31, 2024

	Balance as of		Credited		Credited		Foreign exchange		Balance as of
	January 1,		(charged) to		(charged) to		adjustments		December 31,
	2024		profit or loss		OCI				2024
Deferred tax assets
Debt securities at fair value	Ps.	271,644	Ps.	83,897	Ps.	13,297	Ps.	8,252	Ps.	377,090
Equity securities		1,410		437		35		—		1,882
Derivative instruments		1,139,921		(510,077)		33,956		1,756		665,556
Accounts receivable		90,066		(53,153)		—		—		36,913
Allowance for accounts receivable		9,847		9,689		—		167		19,703
Loans and receivables		4,570		113,017		—		—		117,587
Allowance for impairment on loans and receivables		219,275		11,173		—		25,256		255,704
Allowance for foreclosed assets		4,480		559		—		(276)		4,763
Property, plant and equipment costs		470,487		57,088		—		1,682		529,257
Depreciation of property, plant and equipment		23,510		7,920		—		13		31,443
Other intangible assets		299,433		3,927		—		(1,449)		301,911
Tax losses carry forward		1,055,380		186,664		—		(986)		1,241,058
Surplus of presumptive income		2,306		(1,688)		—		—		618
Provisions		335,594		260		—		—		335,854
Employee benefits		61,705		(300)		3,532		8,507		73,444
Intangible assets in concession contracts		1,242,841		285,849		—		—		1,528,690
Biological assets		150		(92)		—		—		58
Lease agreements		619,451		137,479		—		(72,342)		684,588
Foreign currency bonds		527,394		194,964		182,925		—		905,283
Foreign currency financial liabilities		—		22,851		25,402		—		48,253
Other		263,357		104,146		226		344		368,073
Subtotal	Ps.	6,642,821	Ps.	654,610	Ps.	259,373	Ps.	(29,076)	Ps.	7,527,728

Deferred tax liabilities
Debt securities at fair value	Ps.	(14,510)	Ps.	3,311	Ps.	4,016	Ps.	(3,443)	Ps.	(10,626)
Equity securities		(202,181)		(1,464)		6,176		(4,540)		(202,009)
Derivative instruments		(655,317)		19,262		(23,441)		(1,757)		(661,253)
Accounts receivable		(32,329)		(1,156)		—		—		(33,485)
Allowance of investments securities		(422)		(66)		—		—		(488)
Loans and receivables		(24,833)		(11,584)		—		—		(36,417)
Allowance for impairment on loans and receivables		(656,156)		24,028		—		(8,277)		(640,405)
Foreclosed assets		(49,526)		6,583		—		—		(42,943)
Property plant and equipment costs		(226,618)		(38,081)		75		(3,584)		(268,208)
Depreciation of property, plant and equipment		(489,096)		(88,955)		—		3,510		(574,541)
Investment property		(46,134)		(5,318)		(6,774)		(81)		(58,307)
Right-of-use		(276,424)		(489,048)		—		63,677		(701,795)
Deferred charges and of intangible assets		(417,780)		17,449		—		(6,623)		(406,954)
Provisions		(3,660)		372		—		(234)		(3,522)
Employee benefits		(447)		(1,852)		1,351		(122)		(1,070)
Goodwill		(326,661)		—		—		—		(326,661)
Deferred Income		(1,308,952)		(307,484)		—		—		(1,616,436)
Financial assets in concession arrangements		(204,636)		(10,103)		—		—		(214,739)
Intangible assets in concession arrangements		(5,175,297)		(256,684)		—		(33,478)		(5,465,459)
Biological assets		(68,751)		7,554		—		—		(61,197)
Lease agreements		(381,618)		375,745		—		—		(5,873)
Foreign currency financial liabilities		(267,090)		233,056		—		—		(34,034)
Other		(80,111)		(53,392)		(14,585)		(1,481)		(149,569)
Subtotal	Ps.	(10,908,549)	Ps.	(577,827)	Ps.	(33,182)	Ps.	3,567	Ps.	(11,515,991)
Total	Ps.	(4,265,728)	Ps.	76,783	Ps.	226,191	Ps.	(25,509)	Ps.	(3,988,263)

Year ended on December 31, 2023

		Balance as of		Credited		Credited		Foreign		Balance as of
		January 1,		(charged) to		(charged) to		exchange		December 31,
		2023		profit or loss		OCI		adjustments		2023
Deferred tax assets
Debt securities at fair value	Ps.	857,505	Ps.	(64,839)	Ps.	(520,770)	Ps.	(252)	Ps.	271,644
Equity securities		165		1,245		—		—		1,410
Derivative instruments		452,394		674,733		9,793		3,001		1,139,921
Allowance of investments securities		1,468		(1,468)		—		—		—
Accounts receivable		258,765		(168,647)		—		(52)		90,066
Allowance for accounts receivable		80,839		(71,334)		—		342		9,847
Loans and receivables		905		3,674		—		(9)		4,570
Allowance for impairment on loans and receivables		292,841		(33,103)		—		(40,463)		219,275
Allowance for foreclosed assets		8,750		(3,216)		—		(1,054)		4,480
Property, plant and equipment costs		349,485		121,098		—		(96)		470,487
Depreciation of property, plant and equipment		18,018		(39,387)		—		44,879		23,510
Investment property		31,061		(31,061)		—		—		—
Other intangible assets		237,436		61,968		—		29		299,433
Tax losses carry forward		272,020		778,311		—		5,049		1,055,380
Surplus of presumptive income		18,350		(16,044)		—		—		2,306
Provisions		326,889		23,237		—		(14,532)		335,594
Employee benefits		73,732		(25,676)		14,386		(737)		61,705
Intangible assets in concession contracts		1,585,925		(333,025)		—		(10,059)		1,242,841
Biological assets		167		(17)		—		—		150
Lease agreements		619,032		16,044		—		(15,625)		619,451
Foreign currency bonds		1,421,540		(620,538)		(273,608)		—		527,394
Foreign currency financial liabilities		365,565		(365,565)		—		—		—
Other		396,367		(71,664)		(89,171)		27,825		263,357
Subtotal	Ps.	7,669,219	Ps.	(165,274)	Ps.	(859,370)	Ps.	(1,754)	Ps.	6,642,821

Deferred tax liabilities
Debt securities at fair value	Ps.	(3,568)	Ps.	(5,673)	Ps.	(5,346)	Ps.	77	Ps.	(14,510)
Equity securities		(172,559)		(32,989)		3,542		(175)		(202,181)
Derivative instruments		(663,726)		8,847		—		(438)		(655,317)
Accounts receivable		(257,754)		225,450		—		(25)		(32,329)
Allowance of investments securities		(2,577)		2,155		—		—		(422)
Loans and receivables		(37,469)		12,636		—		—		(24,833)
Allowance for impairment on loans and receivables		(700,024)		29,937		—		13,931		(656,156)
Foreclosed assets		(75,396)		25,870		—		—		(49,526)
Property plant and equipment costs		(234,385)		4,968		1,051		1,748		(226,618)
Depreciation of property, plant and equipment		(462,695)		(27,481)		—		1,080		(489,096)
Investment property		(97,608)		51,362		—		112		(46,134)
Right-of-use		(314,062)		35,513		—		2,125		(276,424)
Deferred charges and of intangible assets		(326,052)		(94,613)		—		2,885		(417,780)
Provisions		(3,474)		(619)		—		433		(3,660)
Employee benefits		(24,321)		23,050		710		114		(447)
Goodwill		(326,661)		—		—		—		(326,661)
Deferred Income		(1,027,577)		(281,375)		—		—		(1,308,952)
Financial assets in concession arrangements		(197,679)		(6,957)		—		—		(204,636)
Intangible assets in concession arrangements		(5,348,922)		140,818		—		32,807		(5,175,297)
Biological assets		(63,378)		(5,373)		—		—		(68,751)
Lease agreements		(346,541)		(35,077)		—		—		(381,618)
Foreign currency financial liabilities		—		(312,319)		45,229		—		(267,090)
Other		(194,243)		120,485		33		(6,386)		(80,111)
Subtotal	Ps.	(10,880,671)	Ps.	(121,385)	Ps.	45,219	Ps.	48,288	Ps.	(10,908,549)
Total	Ps.	(3,211,452)	Ps.	(286,659)	Ps.	(814,151)	Ps.	46,534	Ps.	(4,265,728)

Year ended on December 31, 2022

		Balance as of						Credited		Credited		Foreign		Balance as of
		January 1,		Loss of control		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2022		in a Subsidiary (1)		operations (1)		profit or loss		OCI		adjustments		2022
Deferred tax assets
Debt securities at fair value	Ps.	385,338	Ps.	(73,729)	Ps.	6,567	Ps.	4,195	Ps.	537,052	Ps.	(1,918)	Ps.	857,505
Equity securities		1,028		—		—		(4,371)		3,508		—		165
Derivative instruments		699,311		818,130		—		(296,033)		(768,615)		(399)		452,394
Allowance of investments securities		1,155		—		—		313		—		—		1,468
Accounts receivable		146,496		—		—		111,687		—		582		258,765
Allowance for accounts receivable		59,604		—		—		20,489		—		746		80,839
Loans and receivables		1,157		—		—		(252)		—		—		905
Allowance for impairment on loans and receivables		562,730		(303,273)		2,425		(3,091)		18,952		15,098		292,841
Allowance for foreclosed assets		21,082		(13,173)		556		(170)		—		455		8,750
Property, plant and equipment costs		339,049		—		—		(30,500)		—		40,936		349,485
Depreciation of property, plant and equipment		34,614		—		—		(16,022)		—		(574)		18,018
Investment property		30,021		—		—		1,323		(283)		—		31,061
Other intangible assets		243,170		—		—		(5,734)		—		—		237,436
Tax losses carry forward		117,025		—		—		142,435		—		12,560		272,020
Surplus of presumptive income		4,351		—		—		13,876		—		123		18,350
Provisions		324,063		(28,108)		(1,779)		32,570		—		143		326,889
Employee benefits		102,662		(11,440)		(1,736)		15,523		(29,818)		(1,459)		73,732
Intangible assets in concession contracts		1,368,490		—		—		217,435		—		—		1,585,925
Biological assets		101		—		—		66		—		—		167
Lease agreements		693,388		(151,767)		(2,301)		83,544		—		(3,832)		619,032
Foreign currency bonds		720,109		1,005,896		—		378,971		(683,436)		—		1,421,540
Foreign currency financial liabilities		83,072		—		—		282,493		—		—		365,565
Other		233,775		—		—		137,533		21,482		3,577		396,367
Subtotal	Ps.	6,171,791	Ps.	1,242,536	Ps.	3,732	Ps.	1,086,280	Ps.	(901,158)	Ps.	66,038	Ps.	7,669,219

Deferred tax liabilities
Debt securities at fair value	Ps.	(73,895)	Ps.	103,081	Ps.	(7,060)	Ps.	(24,749)	Ps.	22	Ps.	(967)	Ps.	(3,568)
Equity securities		(253,422)		135,876		5,910		(26,573)		(42,746)		8,396		(172,559)
Derivative instruments		(32,668)		—		—		(631,300)		286		(44)		(663,726)
Accounts receivable		(177,642)		—		—		(80,114)		—		2		(257,754)
Allowance of investments securities		(1,421)		—		(7,772)		6,616		—		—		(2,577)
Loans and receivables		(29,531)		—		—		(7,938)		—		—		(37,469)
Allowance for impairment on loans and receivables		(612,925)		112,665		—		(199,764)		—		—		(700,024)
Foreclosed assets		(65,167)		—		—		(10,229)		—		—		(75,396)
Provision for foreclosed assets		(16,521)		12,817		2,619		1		—		1,084		—
Property plant and equipment costs		(283,593)		60,039		1,942		(10,472)		—		(2,301)		(234,385)
Depreciation of property, plant and equipment		(410,226)		—		—		(49,811)		—		(2,658)		(462,695)
Investment property		(96,342)		—		—		(330)		(863)		(73)		(97,608)
Right-of-use		(437,169)		133,232		1,586		(19,367)		—		7,656		(314,062)
Deferred charges and of intangible assets		(320,906)		315		(3)		(1,838)		—		(3,620)		(326,052)
Provisions		(16,542)		11,252		1,231		1,315		—		(730)		(3,474)
Employee benefits		(41,367)		39,124		(1,578)		(22,395)		(550)		2,445		(24,321)
Goodwill		(327,070)		—		—		409		—		—		(326,661)
Deferred Income		(917,159)		—		—		(110,418)		—		—		(1,027,577)
Financial assets in concession arrangements		(175,332)		—		—		31,036		—		(53,383)		(197,679)
Intangible assets in concession arrangements		(3,994,977)		—		—		(1,292,165)		—		(61,780)		(5,348,922)
Biological assets		(45,827)		—		—		(17,551)		—		—		(63,378)
Lease agreements		(317,539)		—		—		(28,992)		—		(10)		(346,541)
Other		(91,651)		(26,045)		(3,680)		(67,027)		(10,521)		4,681		(194,243)
Subtotal	Ps.	(8,738,892)	Ps.	582,356	Ps.	(6,805)	Ps.	(2,561,656)	Ps.	(54,372)	Ps.	(101,302)	Ps.	(10,880,671)
Total	Ps.	(2,567,101)	Ps.	1,824,892	Ps.	(3,073)	Ps.	(1,475,376)	Ps.	(955,530)	Ps.	(35,264)	Ps.	(3,211,452)

(1)	See note 1.1 “Discontinued operations of BAC Holding”.

Grupo Aval offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries where some subsidiaries have residence, in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax					Balances on Statement
December 31, 2024	amounts		Offset			of financial position
Deferred tax asset	Ps.	7,527,728	Ps.	(5,899,527)	Ps.	1,628,201
Deferred tax liability		(11,515,991)		5,899,527		(5,616,464)
Net	Ps.	(3,988,263)	Ps.	—	Ps.	(3,988,263)

	Gross Deferred tax					Balances on Statement
December 31, 2023	amounts		Offset			of financial position
Deferred tax asset	Ps.	6,642,821	Ps.	(5,361,909)	Ps.	1,280,912
Deferred tax liability		(10,908,549)		5,361,909		(5,546,640)
Net	Ps.	(4,265,728)	Ps.	—	Ps.	(4,265,728)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2024		December 31, 2023
Deferred tax asset recoverable before 12 months	Ps.	1,238,172	Ps.	1,720,235
Deferred tax asset recoverable after 12 months		6,289,556		4,922,586
Total Deferred tax asset	Ps.	7,527,728	Ps.	6,642,821

Deferred tax liability to settle before 12 months	Ps.	(1,082,965)	Ps.	(999,487)
Deferred tax liability to settle after 12 months		(10,433,026)		(9,909,062)
Total Deferred tax liability	Ps.	(11,515,991)	Ps.	(10,908,549)

Total Deferred tax Net	Ps.	(3,988,263)	Ps.	(4,265,728)

Grupo Aval estimates to recover current tax assets and current tax liabilities as follows:

Current tax		December 31, 2024		December 31, 2023
Current tax asset recoverable before 12 months	Ps.	2,362,257	Ps.	2,388,441
Current tax asset recoverable after 12 months		787,645		208,396
Total Current tax asset	Ps.	3,149,902	Ps.	2,596,837

Current tax liability to settle before 12 months	Ps.	(247,502)	Ps.	(268,347)
Current tax liability to settle after 12 months		—		—
Total Current tax liability	Ps.	(247,502)	Ps.	(268,347)

19.6     Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income are detailed below:

	December 31, 2024
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income			Net (1)
Hedged Items (2)	Ps.	514,713	Ps.	—	Ps.	(1,988)	Ps.	512,725
Hedging non-derivative instrument		(500,007)		—		176,097		(323,910)
Cash Flow hedging (3)		55,081		—		45,697		100,778
Foreign currency translation differences for foreign operations		247,019		—		(17,298)		229,721
Debt financial instruments		(112,692)		—		36,715		(75,977)
Investment in associates and join ventures		15,329		—		(548)		14,781
Subtotal Items that will be reclassified to profit or loss	Ps.	219,443	Ps.	—	Ps.	238,675	Ps.	458,118

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	16,741	Ps.	—	Ps.	(6,699)	Ps.	10,042
Unrealized gains (losses) on equity securities		301,497		—		(10,668)		290,829
Actuarial gains (losses) from defined benefit pension plans		(17,739)		—		4,883		(12,856)
Subtotal Items that will not be reclassified to profit or loss	Ps.	300,499	Ps.	—	Ps.	(12,484)	Ps.	288,015
Total “other comprehensive income” during the period	Ps.	519,942	Ps.	—	Ps.	226,191	Ps.	746,133

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. 184,902 which is part of the tax basis is not deferred tax.

	December 31, 2023
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	(797,514)	Ps.	—	Ps.	3,972	Ps.	(793,542)
Hedging derivatives in foreign currency		—		919		(2,930)		(2,011)
Hedging non-derivative instrument		760,997		—		(266,321)		494,676
Cash Flow hedging (3)		(35,923)		—		(83,357)		(119,280)
Foreign currency translation differences for foreign operations		(409,671)		—		44,884		(364,787)
Debt financial instruments		1,795,666		—		(517,560)		1,278,106
Investment in associates and join ventures		(35,892)		—		1,660		(34,232)
Subtotal Items that will be reclassified to profit or loss	Ps.	1,277,663	Ps.	919	Ps.	(819,652)	Ps.	458,930

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	(1,963)	Ps.	—	Ps.	1,051	Ps.	(912)
Unrealized gains (losses) on equity securities		156,383		—		(10,646)		145,737
Actuarial gains (losses) from defined benefit pension plans		(56,324)		—		15,096		(41,228)
Subtotal Items that will not be reclassified to profit or loss	Ps.	98,096	Ps.	—	Ps.	5,501	Ps.	103,597
Total “other comprehensive income” during the period	Ps.	1,375,759	Ps.	919	Ps.	(814,151)	Ps.	562,527

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. (258,982) which is part of the tax basis is not deferred tax.

	December 31, 2022
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	(6,675,329)	Ps.	—	Ps.	(3,264)	Ps.	(6,678,593)
Hedging derivatives in foreign currency		4,051,499		(700,522)		(818,130)		2,532,847
Hedging non-derivative instrument		2,549,821		(337,996)		(586,846)		1,624,979
Cash Flow hedging		(2,396)		—		2,543		147
Foreign currency translation differences for foreign operations		1,356,213		—		(24,593)		1,331,620
Debt financial instruments		(2,187,495)		—		545,791		(1,641,704)
Investment in associates and joint ventures		81,730		—		(3,054)		78,676
Subtotal Items that will be reclassified to profit or loss	Ps.	(825,957)	Ps.	(1,038,518)	Ps.	(887,553)	Ps.	(2,752,028)

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	461	Ps.	—	Ps.	(1,146)	Ps.	(685)
Unrealized gains (losses) on equity financial securities		(439,150)		—		(36,462)		(475,612)
Actuarial gains (losses) from defined benefit pension plans		95,819		—		(30,369)		65,450
Subtotal Items that will not be reclassified to profit or loss	Ps.	(342,870)	Ps.	—	Ps.	(67,977)	Ps.	(410,847)
Total “other comprehensive income” during the period	Ps.	(1,168,827)	Ps.	(1,038,518)	Ps.	(955,530)	Ps.	(3,162,875)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

19.7 Uncertainties in Open Tax Positions

As of December 31, 2024, Grupo Aval did not recognize liabilities for tax uncertainty. As of December 31, 2023, Grupo Aval recognized liabilities for tax uncertainty of Ps. 3,535. The uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, could be considered as non-deductible.

19.8  Withholdings tax on dividends paid between entities

Decree 1457 of November 12, 2020, regulates the articles 242, 242-1, 245, 26-1 y 895 of Colombian Tax Code. This Decree specifies the rules for the application of the special rate for dividends and participations, together with the procedures for the application of withholding tax (¨WHT"). This WHT at the source is paid by the withholding agent in the period in which it is applied. The WHT on distributions made to entities, which is treated as a tax credit deducted at source when a subsequent distribution is made by the entity to an individual. In essence, the tax credit resulting from the WHT is awarded to the ultimate beneficiary (which will not be a Colombian corporation), not to the entity receiving the dividend in the first place. When the entity first receives the distribution, it accounts for the WHT in equity, as a reduction in dividends payable to individuals in accordance with paragraph 65A of IAS 12. Grupo Aval recorded WHT for Ps. (15,885) and Ps. (164) during years 2024 and 2023, respectively. The figure of transferable withholdings applies to Colombian companies.

19.9  Minimum Tax Rate

The Government of Colombia create a minimum tax rate of 15% in 2023 for income tax taxpayers in Colombia, called the Minimum Tax Rate. To determine the rate, taxpayers must: (i) Determine the adjusted tax of the Colombian taxpayer, or the adjusted tax of the group in the event that it becomes part of a business group. (ii) Determine the adjusted profit of the Colombian taxpayer or the group in case it becomes part of a business group, and (iii) Determine the adjusted tax rate of the Colombian taxpayer or the group in case it becomes part of a business group. a business groups. If the effective rate calculated (adjusted tax/adjusted profit) is less than 15%, the tax to be added to the income tax by the taxpayer or the business group must be calculated.

Grupo Aval is a company whose financial statements are subject to consolidation in Colombia. The paragraph 6 of article 240 of the Tax Statute of Colombia incorporate the calculation of the Group Minimum Tax Rate (TTDG) whose result for the year 2024 is higher than the 15% established by Law as the minimum tax base, therefore, it does not give rise to the calculation and recognition of the tax to be added to the Group's income tax.